Property and Equipment, Net (Details) - USD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property and Equipment, Net [Line Items]
Depreciation expense	$ 11,880,017	$ 7,532,460
Buildings [Member]
Property and Equipment, Net [Line Items]
Carrying value	13,053,439		$ 17,213,790
Machinery [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 35,752,171		$ 31,324,354